Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2014
Collection Period Start	1-Nov-14	Distribution Date	15-Dec-14
Collection Period End	30-Nov-14	30/360 Days	30
Beg. of Interest Period	17-Nov-14	Actual/360 Days	28
End of Interest Period	15-Dec-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	921,192,402.23	903,357,861.55	0.8927230
Total Securities		1,011,912,858.76	921,192,402.23	903,357,861.55	0.8927230
Class A-1 Notes	0.180000%	128,000,000.00	37,279,543.47	19,445,002.79	0.1519141
Class A-2a Notes	0.480000%	182,500,000.00	182,500,000.00	182,500,000.00	1.0000000
Class A-2b Notes	0.314700%	182,500,000.00	182,500,000.00	182,500,000.00	1.0000000
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	17,834,540.68	5,219.14	139.3323491	0.0407745
Class A-2a Notes	0.00	73,000.00	0.0000000	0.4000000
Class A-2b Notes	0.00	44,669.92	0.0000000	0.2447667
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	17,834,540.68	383,889.06

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,798,630.06
Monthly Interest				3,524,389.52
Total Monthly Payments				15,323,019.58

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				740,771.11
Aggregate Sales Proceeds Advance				1,030,560.43
Total Advances				1,771,331.54

Vehicle Disposition Proceeds:
Reallocation Payments				1,433,156.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,690,426.75
Excess Wear and Tear and Excess Mileage				7,341.53
Remaining Payoffs				0.00
Net Insurance Proceeds				647,738.56
Residual Value Surplus				8,605.62
Total Collections				23,881,619.58

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	905,089.00			58
Involuntary Repossession	238,770.00			14
Voluntary Repossession	289,297.00			15
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		640,256.84		30
Customer Payoff			24,358.63	1
Grounding Dealer Payoff			3,528,679.49	130
Dealer Purchase			899,788.94	36
Total	1,433,156.00	640,256.84	4,452,827.06	284

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	42,044	1,054,620,075.71	7.00000%	921,192,402.23
Total Depreciation Received		(13,834,780.27)		(11,113,562.32)
Principal Amount of Gross Losses	(70)	(1,733,003.05)		(1,540,366.13)
Repurchase / Reallocation	-	-		-
Early Terminations	(46)	(1,075,100.66)		(933,963.85)
Scheduled Terminations	(182)	(4,726,679.05)		(4,246,648.38)
Pool Balance - End of Period	41,746	1,033,250,512.68		903,357,861.55

Remaining Pool Balance
Lease Payment				299,352,877.91
Residual Value				604,004,983.64
Total				903,357,861.55

III. DISTRIBUTIONS

Total Collections					23,881,619.58
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					23,881,619.58

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					346,593.24
3. Reimbursement of Sales Proceeds Advance					802,453.89
4. Servicing Fee:
Servicing Fee Due					767,660.34
Servicing Fee Paid					767,660.34
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,916,707.47

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					5,219.14

Class A-1 Notes Monthly Interest Paid					5,219.14
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					73,000.00

Class A-2 Notes Monthly Interest Paid					73,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					44,669.92

Class A-2 Notes Monthly Interest Paid					44,669.92
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	383,889.06
Total Note and Certificate Monthly Interest Paid	383,889.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	21,581,023.05

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	17,834,540.68

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	17,834,540.68
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,746,482.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,746,482.37
Gross Reserve Account Balance		18,925,175.25
Remaining Available Collections Released to Seller		3,746,482.37
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		19.46
Monthly Prepayment Speed		62%
Lifetime Prepayment Speed		69%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,177,092.61
Securitization Value of Defaulted Receivables and Casualty Receivables	1,540,366.13	70
Aggregate Defaulted and Casualty Gain (Loss)	(363,273.52)
Pool Balance at Beginning of Collection Period	921,192,402.23
Net Loss Ratio	-0.0394%

Cumulative Net Losses for all Periods	0.1203%	1,217,653.72

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,670,824.84	263
61-90 Days Delinquent	1,214,504.43	52
91-120+ Days Delinquent	277,355.00	12
Total Delinquent Receivables:	7,162,684.27	327
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	905,089.00	58
Securitization Value	1,104,440.32
Aggregate Residual Gain (Loss)	(199,351.32)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	3,953,647.06	236
Cumulative Securitization Value	4,786,875.50
Cumulative Residual Gain (Loss)	(833,228.44)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,367,345.69
Reimbursement of Outstanding Advance		802,453.89
Additional Advances for current period		1,030,560.43
Ending Balance of Residual Advance		1,595,452.23

Beginning Balance of Payment Advance		1,230,760.77
Reimbursement of Outstanding Payment Advance		346,593.24
Additional Payment Advances for current period		740,771.11
Ending Balance of Payment Advance		1,624,938.64

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No